<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     12/31/2008

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		February 5, 2009

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      216    25000 SH       SOLE                    25000
ARIBA                          COM              04033V203      649    90000 SH       SOLE                    90000
ART TECHNOLOGY GROUP           COM              04289L107      772   400000 SH       SOLE                   400000
ASCENT MEDIA CORP COM SER A    COM              043632108     2184   100000 SH       SOLE                   100000
ATRICURE INC                   COM              04963C209      345   155500 SH       SOLE                   155500
BLACKBAUD INC                  COM              09227Q100      675    50000 SH       SOLE                    50000
COGENT INC                     COM              19239Y108      678    50000 SH       SOLE                    50000
DISCOVERY COMMUN NEW COM SER C COM              25470F302      502    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS       COM              25470F104      531    37500 SH       SOLE                    37500
EMS TECHNOLOGIES INC           COM              26873N108     2070    80000 SH       SOLE                    80000
FTI CONSULTING                 COM              302941109     1564    35000 SH       SOLE                    35000
GAMETECH INTERNATIONAL COM     COM              36466D102      322   221990 SH       SOLE                   221990
GLOBAL PAYMENTS                COM              37940X102      656    20000 SH       SOLE                    20000
HMS HOLDINGS                   COM              40425J101     2213    70205 SH       SOLE                    70205
HOWSTUFFWORKS                  COM              40431N104      239   630217 SH       SOLE                   630217
INVERNESS MEDICAL INNOVATION   COM              46126P106     1891   100000 SH       SOLE                   100000
IPC THE HOSPITALIST CO COM     COM              44984A105      589    35000 SH       SOLE                    35000
L-1 IDENTITY SOLUTIONS         COM              50212A106      607    90000 SH       SOLE                    90000
LUMBER LIQUIDATORS INC COM     COM              55003Q103      422    40000 SH       SOLE                    40000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     1712   125000 SH       SOLE                   125000
NINTENDO LTD ADR               COM              654445303      931    20000 SH       SOLE                    20000
PENN NATL GAMING               COM              707569109      855    40000 SH       SOLE                    40000
REALNETWORKS                   COM              75605L104      794   225000 SH       SOLE                   225000
SPDR SERIES TRUST DJWS SCAP GR COM              78464A201     1320    23000 SH       SOLE                    23000
STAPLES                        COM              855030102     1792   100000 SH       SOLE                   100000
SYNOVIS LIFE TECH INC COM      COM              87162G105      750    40000 SH       SOLE                    40000
TEXAS ROADHOUSE INC - CL A     COM              882681109      465    60000 SH       SOLE                    60000
TRINA SOLAR LTD-SPON ADR       COM              89628E104      511    55000 SH       SOLE                    55000
VANGUARD INDEX FDS SML CP GRW  COM              922908595     1052    25000 SH       SOLE                    25000
VF CORP.                       COM              918204108      504     9200 SH       SOLE                     9200
VISTAPRINT LTD                 COM              G93762204      335    18000 SH       SOLE                    18000
VOCUS INC COM                  COM              92858J108     1093    60000 SH       SOLE                    60000